Share Capital Authorized and Issued (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Stock by Class

	December 31, 2025	December 31, 2024
Preference securities, par value $0.01 per share
Authorized	—	1,000,000
Issued and outstanding:
9% cumulative preference shares	—	5,835
The following sets out the number and par value of shares authorized, issued and outstanding:

	December 31, 2025	December 31, 2024
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	96,651,534	111,730,209

Schedule of Common Shares Repurchased
The following table summarizes common shares repurchased for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
Common shares repurchased	15,184,976	6,570,003	—
Cost of shares repurchased, inclusive of commissions	$261.4	$105.5	$—
Weighted average price per share, inclusive of commissions	$17.22	$16.06	$—